Shareholder Fees	Aug. 31, 2025 USD ($)
Neuberger International Core Equity ETF | Neuberger International Core Equity ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Neuberger International Core Equity Premium Income ETF | Neuberger International Core Equity Premium Income ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0